Revenue from contracts with customers	12 Months Ended
Dec. 31, 2024
Revenue from contracts with customers.
Revenue from contracts with customers

Note 4. Revenue from contracts with customers

Revenue for the Company’s major product groups consists of the following for the years ended December 31, 2024, 2023 and 2022:

	Years Ended December 31,
in €‘000	2024	2023	2022
Betting Technology & Solutions
Betting and Gaming Content	707,119	530,099	444,280
Managed Betting Services	199,871	173,391	135,157
Total Betting Technology & Solutions	906,990	703,490	579,437
Sports Content, Technology & Services
Marketing & Media Services	146,919	126,629	105,478
Sports Performance	40,366	39,758	37,412
Integrity Services	12,281	7,744	7,861
Total Sports Content, Technologies & Services	199,566	174,131	150,751
Total Revenue	1,106,556	877,621	730,188

Performance obligations and revenue recognition policies

Revenue is measured based on the consideration specified in a contract with a customer. The Company recognizes revenue when it provides a service to a customer.

Betting Technology & Solutions:

Betting Technology & Solutions primarily serve betting operator clients by providing reliable and comprehensive sports data and content from sporting events across the world, as well as virtual sports and games, along with liability and player, trading, and risk management via our managed trading platform. These solutions are comprised of Betting and Gaming Content and Managed Betting Services. Betting and Gaming Content is further comprised of Live Data and Odds Services, Streaming & Betting Engagement solutions, and iGaming solutions.

Live Data and Odd Services:

For live data and odd services clients, a service is provided for an agreed number of matches, with sports data to be retrieved on demand over a contract period (referred to as the stand ready service). Customers also have the ability to select additional matches (“single match booking” or “SMB”) over and above the agreed upon package. The SMBs are a separate contract for distinct services sold at their stand-alone prices.

The stand ready service is provided over a period of time. As the performance obligations and associated method of satisfaction measurement are substantially the same, the stand ready service represents a series. In general, there is one performance obligation for the series and therefore, revenue is recognized on a straight-line basis over the contract period. The data and service level commitments are generally consistent on a monthly basis over the term of the arrangement. As the service is provided evenly over the contract term, a straight-line measure of progress is appropriate for recognizing revenue. Revenue is recognized on a straight-line basis consistent with the entity’s efforts to fulfill the contract which are even throughout the period. In assessing the nature of the obligation, the Company considered all relevant facts and circumstances, including the timing of transfer of goods or services, and concluded that the entity’s efforts are expended evenly throughout the contract period.

SMBs are provided on request from customers and result in separate contracts. The price for each match is determined on a stand-alone basis and revenue relating to SMBs is recognized at a point in time, which generally coincides with the performance of the actual matches.

There are certain sport betting contracts with customers that incorporate a revenue share scheme. The Company receives a share of revenue based on the gaming revenue generated from the betting activity on the match. The revenue share gives rise to variable consideration for each match, which is initially constrained until the point in time when the customer generates gaming revenue. The revenue share is generated from live betting events and recognized at the point in time of the actual customer sale performance. The Company’s fee on the revenue share is recognized at the point of time the customer has itself generated gaming revenue from an individual bet, which is the difference between the bet and the payout.

Streaming & Betting Engagement:

Streaming & Betting Engagement solutions generates revenue from the sale of a live streaming solution for online, mobile and retail sport betting offers. The stand ready service is provided over a period of time. As the performance obligations and associated method of satisfaction measurement are substantially the same, the stand ready service represents a series. In general, there is one performance obligation for the series and, therefore, revenue is recognized on a straight-line basis over the contract term. Should the customer have demand that exceeds the level of performance in the contract, Sportradar provides this additional service level at the standalone market selling price. The additional obligation is satisfied, and the revenue recorded in the period of over performance.

iGaming:

For Virtual gaming, the Company receives income from a revenue share arrangement with clients in exchange for the provision of virtual sports data. The Company receives a share of revenue based on the income generated from the betting activity on the virtual game. The customer is not obliged to pay until it has itself generated income from the online betting activity. This results in variable consideration that is initially constrained and recognized on the basis of actual customer sale performance.

Managed Betting Services (“MBS”):

MBS includes Managed Trading Services (“MTS”) and Sports Betting & iGaming Platform (formerly Managed Sportsbook Services or MSS).

MTS revenue consists of the percentage of winnings and fees charged to clients if a “bet slip” is accepted. MTS clients forward their proposed bets, known as “bet slips”, to the Company for consideration as to whether or not the bet is advisable. The Company has the ability to accept or decline this bet slip. If a bet slip is accepted, the Company will receive a share of the revenue or loss made by the client on the bet. MTS agreements typically specify an agreed minimum fee and revenue share percentage, and the actual fee is determined as the higher of the minimum fee and revenue share. The revenue share is based on gross or net gaming revenue. Gross gaming revenue is the total volume of stakes in excess of the total amount of payouts to betting customers. Net gaming revenue is gross gaming revenue less applicable taxes and other contractually agreed adjustments. Most MTS contracts also include a loss participation clause (i.e., in case the Gross/Net gaming revenue is negative). The Company is exposed to losses by the agreed loss participation percentage (typically the same percentage as the revenue share). Revenue is recognized monthly on the basis of actual performance (revenue share or minimum fee, if the revenue share is below agreed minimum fee).

Sports Betting & iGaming Platform provides a complete turnkey solution (including platform set-up and continuous access support). The platform set-up fee is recognized over the time the platform is built. Access fees are recognized on a monthly basis or on the basis of actual performance for revenue share arrangements.

Sports Content, Technology & Solutions:

These services consist of Marketing & Media services, Sports Performance and Integrity services:

Marketing & Media services revenue:

The Company provides marketing solutions and technology including services for brands, rightholders, betting and gaming operators and media companies. Customers generally agree to marketing commitments, either on a per campaign basis or for a fixed period commitment. Revenue is recognized over the time when the services are performed or equally over the contract term. Marketing services also include digital advertising services where the Company is buying advertising inventory and reselling inventory to its customers. Under these arrangements, the Company may act as either a principal or as an agent which may require judgement to determine if the nature of the Company’s obligation to the customer is to provide the specified goods or services, or to arrange for those goods or services to be provided by the other party.

Sports Performance revenue:

Sports Solutions generate revenue from subscription based arrangements. The customer, either professional or college sports teams, purchases access to proprietary technology which links meaningful sports data and video clips to create visual statistics and analytics about players, teams, and specific games. Teams can sort and filter statistics and video clips in real time to better understand player and team strengths and weaknesses. Subscription is billed in advance for the entire service period, typically one year. Revenue is recognized equally over each month over the service period.

Integrity services revenue:

Integrity services consists of monitoring, intelligence, education, and consultancy solutions for sports organizations, state authorities, and law enforcement agencies to support them in the fight against match-fixing and corruption. Revenue is primarily recognized on a straight-line basis over the contract term.

Transaction price considerations

Variable consideration: If consideration in a contract includes a variable amount, the Company estimates the amount of consideration to which it will be entitled in exchange for services rendered to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal will not occur when the related uncertainty is subsequently resolved. The revenue sharing and discounts give rise to variable consideration.

Non-cash consideration: Where the transaction price in a contract with a customer includes non-cash consideration, the Company measures that non-cash consideration at fair value. If the fair value of the non-cash consideration cannot be reasonably estimated, the Company measures it indirectly, by reference to the stand-alone selling price of the goods or services promised to the customer in exchange for the consideration.

Allocation of transaction price to performance obligations: Contracts with customers as described above may include multiple performance obligations. For such contracts, the transaction price is allocated to performance obligations on a relative standalone selling price basis. Standalone selling prices are estimated based on observable data of the Company’s sales for services sold separately in similar circumstances and to similar customers. If the standalone selling price cannot be determined based on observable data, the Company will apply a cost plus mark-up approach.

Price adjustments or discounts: Contractually agreed price adjustments or discounts are taken into consideration for revenue recognition over the service period on a straight-line basis for contracts in which revenue is recognized over time.

Certain costs to obtain or fulfill contracts

IFRS 15 Revenue from contracts with customers notes that incremental costs of obtaining a contract and certain costs to fulfil a contract must be recognized as an asset if certain criteria are met. Any capitalized costs must be amortized on a basis which is consistent with services rendered to the customer. The Company did not identify significant incremental costs (i.e. costs that the Company would not incur if the contract is not signed). Main costs to fulfil the contracts relate to sport rights and licenses, and software, which are capitalized as intangible assets and amortized over their useful life.

Significant payment terms

Stand ready services such as Betting data / Betting entertainment tools, and Betting AV are billed in advance periodically (typically monthly or quarterly). Other services such as MBS, Virtual gaming, Media and advertising are billed in arrears. Payment terms are typically net 10 days.

Contract assets and liabilities

The timing of revenue recognition may differ from the timing of invoicing to customers. These timing differences, and barter deals with sport rights licensors, result in contract assets or contract liabilities. Refer to Note 16 and Note 23 for further details.